Accounts Receivable - Allowance for Doubtful Receivables (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Receivables [Abstract]
Allowance for doubtful receivables, Beginning Balance	€ (2,071)		€ (2,582)
Addition for the year	(1,062)	[1]	(458)	[1]	(849)
Utilization of the provision	1,285		969
Allowance for doubtful receivables, Ending Balance	€ (1,848)		€ (2,071)		€ (2,582)

[1]	The addition for the year is recorded in the cost of sales.